SEGMENT REPORTING (Schedule of Revenue and Long-lived Assets by Geographic Regions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 263,622	$ 228,321	$ 189,528
Long-Lived Assets	6,148	4,155	4,029
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	93,247	78,525	66,123
Long-Lived Assets	3,467	1,924	1,808
Europer and Middle East (excluding Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,436	78,182	58,348
Long-Lived Assets	399	345	145
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	41,423	30,489	25,888
Long-Lived Assets	95	122	48
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	30,816	29,572	27,604
Long-Lived Assets	17	22	24
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,924	5,050	1,318
Long-Lived Assets	2,170	1,742	2,004
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,776	6,503	10,247
Long-Lived Assets